MORTGAGE PAYABLE (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Mortgage Payable Abstract
Mortgage outstanding	$ 657,633	$ 0
Interest expense related to mortgage	$ 3,002	$ 0